CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ 3,705	$ (5,869)	$ (62,804)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	4,048	6,424	8,330
Share-based compensation	5,018	6,040	8,845
Capital loss	255	0	0
Loss from extinguishment	1,410	0	0
Other income	(100)	0	0
Changes in operating assets and liabilities:
Decrease (Increase) in accrued severance pay, net	109	(203)	116
Decrease (Increase) in other assets, other receivables and prepaid expenses	(135)	702	621
Decrease in accrued interest and amortization of premium on available-for sale marketable securities	(1,408)	(1,392)	(712)
Decrease in operating lease right-of-use asset	1,140	2,174	2,686
Decrease in operating leases liability	(546)	(1,644)	(3,322)
Decrease (Increase) in trade receivables	(969)	(1,654)	34,273
Decrease (Increase) in inventories	(4,569)	3,263	1,388
Decrease in trade payables	(8)	(24)	(10,692)
Increase (Decrease) in employees and payroll accruals	1,046	(4,358)	(1,571)
Increase (Decrease) in deferred revenues	6,422	1,861	(5,781)
Increase (Decrease) in other payables and accrued expenses	2,938	(494)	(1,113)
Gain of foreign exchange on cash and cash equivalents	(565)	0	0
Net cash provided by (used in) operating activities	17,791	4,826	(29,736)
Cash flows from investing activities:
Decrease (Increase) in restricted deposit	(5,717)	703	(836)
Investment in short-term bank deposits	(45,350)	(24,550)	(15,900)
Withdrawal in short-term bank deposits	45,500	19,300	74,665
Purchase of property and equipment	(2,293)	(2,117)	(2,489)
Investment in available-for sale marketable securities	(113,669)	(61,003)	(46,742)
Proceeds from redemption of marketable securities	60,575	64,790	22,935
Proceeds from sale of marketable securities	32,327	0	0
Proceeds from sale of patent	100	0	0
Net cash provided by (used in) investing activities	(28,527)	(2,877)	31,633
Cash flows from financing activities:
Issuance of share capital	42,308	0	0
Proceeds from exercise of share options	238	1	0
Redemption of convertible debt	(31,410)	0	0
Net cash provided by financing activities	11,136	1	0
Effect of exchange rate changes on cash and cash equivalents	565	0	0
Increase in cash and cash equivalents	965	1,950	1,897
Cash and cash equivalents at the beginning of the year	16,142	14,192	12,295
Cash and cash equivalents at the end of the year	17,107	16,142	14,192
Cash paid during the year for:
Income Taxes Paid, Net	593	601	385
Interest received	2,489	2,938	3,287
Non-cash activity:
ROU asset and lease liability decrease, due to lease termination	(83)	0	0
Redemption of convertible debt	(10,000)	0	0
Right-of-use assets obtained in the exchange for operating lease liabilities	$ 0	$ 5,858	$ 356